AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Real Estate – 93.9%
Diversified Real Estate Activities – 6.4%
Daito Trust Construction Co., Ltd.	11,200	$1,284,265
Mitsubishi Estate Co., Ltd.	121,100	1,744,133
Mitsui Fudosan Co., Ltd.	233,900	5,014,192
New World Development Co., Ltd.	344,250	1,405,335
Sumitomo Realty & Development Co., Ltd.	35,500	1,098,376
Sun Hung Kai Properties Ltd.	345,000	4,209,175
UOL Group Ltd.(a)	215,500	1,168,651

		15,924,127

Diversified REITs – 7.1%
Alexander & Baldwin, Inc.	65,860	1,511,487
Armada Hoffler Properties, Inc.	190,410	2,671,452
Charter Hall Long Wale REIT(a)	356,110	1,218,167
Cofinimmo SA	7,860	1,159,513
Essential Properties Realty Trust, Inc.	106,350	2,823,593
ICADE	16,390	1,183,464
Land Securities Group PLC(a)	169,990	1,825,767
Merlin Properties Socimi SA	208,310	2,354,836
Stockland	1,003,107	2,891,383

		17,639,662

Health Care REITs – 5.8%
Medical Properties Trust, Inc.(a)	163,540	3,722,170
Ventas, Inc.	61,500	3,260,730
Welltower, Inc.	86,600	7,502,158

		14,485,058

Hotel & Resort REITs – 3.3%
Apple Hospitality REIT, Inc.	172,940	2,789,522
Park Hotels & Resorts, Inc.(b)	151,550	2,758,210
RLJ Lodging Trust	191,500	2,652,275

		8,200,007

Industrial REITs – 17.5%
Americold Realty Trust	111,756	3,179,458
Ascendas Real Estate Investment Trust(a)	682,400	1,399,494
Centuria Industrial REIT	228,890	618,903
Dream Industrial Real Estate Investment Trust	182,547	2,264,694
Duke Realty Corp.	65,650	3,793,257
GLP J-Reit	1,034	1,664,339
Industrial & Infrastructure Fund Investment Corp.(a)	729	1,219,434
LondonMetric Property PLC	370,980	1,336,670
Mapletree Logistics Trust(a)	934,025	1,175,491
Mitsui Fudosan Logistics Park, Inc.(a)	226	1,111,540
Plymouth Industrial REIT, Inc.	26,388	758,655
Prologis, Inc.	91,330	14,322,371
Rexford Industrial Realty, Inc.	48,380	3,539,965
Segro PLC	209,875	3,700,044
STAG Industrial, Inc.	81,320	3,474,804

		43,559,119

Company	Shares	U.S. $ Value

Office REITs – 5.2%
City Office REIT, Inc.	133,370	$2,377,987
Cousins Properties, Inc.	91,362	3,522,919
Covivio	12,350	1,031,325
Daiwa Office Investment Corp.	172	1,077,701
Japan Prime Realty Investment Corp.	324	1,058,424
Nippon Building Fund, Inc.	476	2,756,582
Workspace Group PLC	103,307	1,180,447

		13,005,385

Real Estate Development – 0.7%
CIFI Holdings Group Co., Ltd.(a)	1,071,000	699,161
Instone Real Estate Group SE(c)	51,368	914,071

		1,613,232

Real Estate Operating Companies – 8.3%
Aroundtown SA	391,660	2,419,101
CA Immobilien Anlagen AG	39,320	1,429,031
Castellum AB(a)	67,780	1,596,473
CTP NV(a) (c)	55,547	1,129,960
Fastighets AB Balder - Class B(a) (b)	36,960	2,448,557
Hongkong Land Holdings Ltd.(a)	293,500	1,589,571
Hulic Co., Ltd.(a)	108,600	1,049,690
LEG Immobilien SE	21,690	2,877,367
Shurgard Self Storage SA	17,850	1,028,931
TAG Immobilien AG	69,330	1,830,889
VGP NV	5,240	1,484,834
Vonovia SE	28,712	1,635,314

		20,519,718

Residential REITs – 15.1%
American Campus Communities, Inc.	68,500	3,579,810
American Homes 4 Rent - Class A	86,050	3,367,137
Comforia Residential REIT, Inc.(a)	414	1,108,029
Daiwa Securities Living Investments Corp.	1,374	1,344,517
Essex Property Trust, Inc.	15,380	5,113,850
Independence Realty Trust, Inc.	177,300	4,076,127
Invitation Homes, Inc.	90,000	3,778,200
Killam Apartment Real Estate Investment Trust	167,710	2,885,433
Minto Apartment Real Estate Investment Trust(c)	68,800	1,191,815
Sun Communities, Inc.	30,388	5,742,117
UDR, Inc.	70,310	3,996,420
UNITE Group PLC (The)	97,110	1,358,689

		37,542,144

Retail REITs – 13.8%
AEON REIT Investment Corp.(a)	1,330	1,691,628
Brixmor Property Group, Inc.	157,150	3,985,324
CapitaLand Integrated Commercial Trust	1,494,284	2,154,303
Eurocommercial Properties NV	64,016	1,548,062
Federal Realty Investment Trust	24,070	3,068,684
Link REIT	404,060	3,469,061
Mercialys SA	92,889	1,029,721
NETSTREIT Corp.(a)	116,819	2,640,109
Simon Property Group, Inc.	57,400	8,449,280
SITE Centers Corp.	222,880	3,300,853
Spirit Realty Capital, Inc.	62,109	2,947,693

		34,284,718

Company	Shares	U.S. $ Value

Specialized REITs – 10.7%
CubeSmart	76,550	$3,884,147
Digital Realty Trust, Inc.	33,144	4,946,079
Equinix, Inc.	4,780	3,465,022
National Storage Affiliates Trust	57,550	3,542,778
Public Storage	10,430	3,739,468
Safestore Holdings PLC	120,761	2,070,493
VICI Properties, Inc.	168,360	4,818,463

		26,466,450

		233,239,620

Materials – 1.5%
Construction Materials – 1.0%
CSR Ltd.	369,590	1,472,286
GCC SAB de CV	144,530	1,011,388

		2,483,674

Paper Products – 0.5%
Stora Enso Oyj - Class R	62,760	1,277,608

		3,761,282

Consumer Services – 1.0%
Hotels, Resorts & Cruise Lines – 0.5%
Hilton Grand Vacations, Inc.(b)	26,275	1,283,797

Leisure Facilities – 0.3%
Planet Fitness, Inc.(b)	7,710	683,414

Restaurants – 0.2%
Dine Brands Global, Inc.	8,080	548,228

		2,515,439

Transportation – 1.0%
Highways & Railtracks – 1.0%
Transurban Group	274,120	2,421,638

Consumer Durables & Apparel – 0.6%
Homebuilding – 0.6%
PulteGroup, Inc.	29,880	1,574,377

Telecommunication Services – 0.5%
Integrated Telecommunication Services – 0.5%
Infrastrutture Wireless Italiane SpA(a) (c)	107,420	1,158,246

Software & Services – 0.1%
Internet Services & Infrastructure – 0.1%
Vnet Group, Inc. (ADR)(b)	28,720	284,902

Total Common Stocks (cost $202,008,649)		244,955,504

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 98.6% (cost $202,008,649)		$244,955,504

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $5,075,820)	5,075,820	5,075,820

Total Investments – 100.6% (cost $207,084,469)(g)		250,031,324
Other assets less liabilities – (0.6)%		(1,468,939)

Net Assets – 100.0%		$248,562,385

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	1,132	USD	800	02/08/2022	$(196)
Bank of America, NA	JPY	86,228	USD	763	02/09/2022	13,482
Barclays Bank PLC	GBP	999	USD	1,367	03/17/2022	23,712
Citibank, NA	JPY	68,554	USD	602	02/09/2022	6,497
Citibank, NA	EUR	670	USD	759	02/10/2022	5,907
Citibank, NA	USD	4,766	EUR	4,207	02/10/2022	(39,268)
Citibank, NA	USD	844	GBP	619	03/17/2022	(11,338)
Deutsche Bank AG	EUR	8,756	USD	10,123	02/10/2022	284,554
JPMorgan Chase Bank, NA	USD	2,076	SEK	18,916	03/24/2022	(45,959)
Morgan Stanley & Co., Inc.	USD	837	AUD	1,132	02/08/2022	(36,516)
Morgan Stanley & Co., Inc.	JPY	92,480	USD	813	02/09/2022	8,938
Morgan Stanley & Co., Inc.	EUR	1,317	USD	1,493	02/10/2022	12,781
Morgan Stanley & Co., Inc.	USD	512	CAD	652	02/10/2022	948
Morgan Stanley & Co., Inc.	CNH	5,862	USD	914	02/17/2022	(5,036)
Morgan Stanley & Co., Inc.	MXN	12,757	USD	619	03/24/2022	5,461
Morgan Stanley & Co., Inc.	USD	1,552	SGD	2,091	04/21/2022	(4,158)
Natwest Markets PLC	USD	640	JPY	72,849	02/09/2022	(7,124)
State Street Bank & Trust Co.	USD	734	JPY	83,846	02/09/2022	(5,778)
State Street Bank & Trust Co.	EUR	1,515	USD	1,708	02/10/2022	5,688
State Street Bank & Trust Co.	USD	140	CAD	178	02/10/2022	165
State Street Bank & Trust Co.	USD	1,682	EUR	1,468	02/10/2022	(32,740)
State Street Bank & Trust Co.	USD	724	NZD	1,101	03/18/2022	323
UBS AG	USD	796	JPY	90,568	02/09/2022	(9,143)
UBS AG	USD	885	CAD	1,142	02/10/2022	13,135
UBS AG	USD	2,218	CHF	2,051	04/13/2022	(145)

						$184,190

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $4,394,092 or 1.8% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,356,594 and gross unrealized depreciation of investments was $(7,225,549), resulting in net unrealized appreciation of $43,131,045.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

MXN – Mexican Peso

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2022 (unaudited)

60.1%	United States
9.5%	Japan
4.7%	United Kingdom
4.4%	Hong Kong
3.9%	Germany
3.5%	Australia
2.6%	Canada
2.4%	Singapore
1.6%	Sweden
1.5%	Belgium
1.3%	France
1.1%	Netherlands
1.0%	Spain
0.6%	Austria
1.8%	Other

100.0%	Total Investments

1

All data are as of January 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: China, Finland, Italy and Mexico.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$155,011,711	$78,227,909		$—	$233,239,620
Materials	1,011,388	2,749,894		—	3,761,282
Consumer Services	2,515,439	—		—	2,515,439
Transportation	—	2,421,638		—	2,421,638
Consumer Durables & Apparel	1,574,377	—		—	1,574,377
Telecommunication Services	—	1,158,246		—	1,158,246
Software & Services	284,902	—		—	284,902
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,075,820	—		—	5,075,820

Total Investments in Securities	165,473,637	84,557,687	(a)	—	250,031,324
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	381,591		—	381,591
Liabilities:
Forward Currency Exchange Contracts	—	(197,401)		—	(197,401)

Total	$165,473,637	$84,741,877		$—	$250,215,514

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio*	$5,489	$14,384	$14,797	$5,076	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.